UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report
to Shareholders

Deutsche S&P 500 Index Fund

Contents

Deutsche S&P 500
Index Fund

3 Letter to Shareholders

5 Performance Summary

7 Portfolio Manager

7 Portfolio Summary

9 Statement of Assets and Liabilities

10 Statement of Operations

12 Statements of Changes in Net Assets

13 Financial Highlights

17 Notes to Financial Statements

23 Information About Your Fund's Expenses

Deutsche Equity 500 Index Portfolio

26 Investment Portfolio

43 Statement of Assets and Liabilities

44 Statement of Operations

45 Statements of Changes in Net Assets

46 Financial Highlights

47 Notes to Financial Statements

54 Advisory Agreement Board Considerations and Fee Evaluation

59 Account Management Resources

61 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	9.00%	17.13%	13.88%	6.52%
Adjusted for the Maximum Sales Charge (max 4.50% load)	4.10%	11.85%	12.84%	6.03%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	8.60%	16.29%	13.10%	5.76%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.60%	16.29%	13.10%	5.76%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	9.13%	17.45%	14.21%	6.82%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 0.61%, 1.31% and 0.33% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche S&P 500 Index Fund — Class A ■ S&P 500 Index†

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S
Net Asset Value
6/30/17	$ 28.70	$ 28.64	$ 28.76
12/31/16	$ 26.69	$ 26.64	$ 26.75
Distribution Information as of 6/30/17
Income Dividends, Six Months	$ .17	$ .07	$ .21
Capital Gain Distributions, Six Months	$ .22	$ .22	$ .22

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16

Common Stocks	100%	100%
Cash Equivalents	0%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/17	12/31/16

Information Technology	22%	21%
Financials	15%	15%
Health Care	15%	14%
Consumer Discretionary	12%	12%
Industrials	10%	10%
Consumer Staples	9%	9%
Energy	6%	7%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
Telecommunication Services	2%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2017 (20.0% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.6%
2. Alphabet, Inc. Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications	2.6%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.6%
4. Amazon.com, Inc. Online retailer that offers a wide range of products	1.8%
5. Facebook, Inc. Operates a social networking Web site	1.7%
6. Johnson & Johnson Provider of health care products	1.7%
7. Exxon Mobil Corp. Explorer and producer of oil and gas	1.6%
8. JPMorgan Chase & Co. Provider of global financial services	1.6%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.6%
10. Wells Fargo & Co. Diversified financial services company	1.2%

Portfolio holdings and characteristics are subject to change.

Deutsche S&P 500 Index Fund (the "Fund") is a feeder fund that invests substantially all of its assets in a "master portfolio," the Deutsche Equity 500 Index Portfolio (the "Portfolio"), and owns a pro rata interest in the Portfolio's net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2017 are based on the holdings of Deutsche Equity 500 Index Portfolio. The above is based on the holdings of Deutsche Equity 500 Index Portfolio.

For more complete details about the fund's investment portfolio, see page 26. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investment in the Deutsche Equity 500 Index Portfolio, at value	$ 953,450,131
Receivable for Fund shares sold	705,094
Other assets	36,385
Total assets	954,191,610
Liabilities
Payable for Fund shares redeemed	1,606,768
Accrued Trustees' fees	543
Other accrued expenses and payables	673,696
Total liabilities	2,281,007
Net assets, at value	$ 951,910,603
Net Assets Consist of
Undistributed net investment income	1,021,346
Net unrealized appreciation (depreciation) on investments	340,071,794
Accumulated net realized gain (loss)	32,538,507
Paid-in capital	578,278,956
Net assets, at value	$ 951,910,603
Net Asset Value
Class A Net Asset Value and redemption price per share ($192,256,380 ÷ 6,699,802 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 28.70
Maximum offering price per share (100 ÷ 95.50 of $28.70)	$ 30.05

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($83,572,063 ÷ 2,918,074 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 28.64
Class R6 Net Asset Value, offering and redemption price per share ($17,506 ÷ 609 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 28.75
Class S Net Asset Value, offering and redemption price per share ($676,064,654 ÷ 23,509,146 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 28.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $33,211)	9,435,808
Interest	2,971
Income distributions — Deutsche Central Cash Management Government Fund	37,512
Securities lending income, net of borrower rebates	5,260
Expenses	(472,753)
Total income	9,008,798
Expenses: Administration fee	464,509
Services to shareholders	545,891
Distribution and service fees	619,472
Professional fees	27,108
Reports to shareholders	32,663
Registration fees	34,528
Trustees' fees and expenses	2,683
Other	6,853
Total expenses before expense reductions	1,733,707
Expense reductions	(23,308)
Total expenses after expense reductions	1,710,399
Net investment income (loss)	7,298,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio: Investments	31,194,183
Futures	1,040,768
32,234,951
Change in net unrealized appreciation (depreciation) allocated from Deutsche Equity 500 Index Portfolio on: Investments	40,677,235
Futures	90,114
40,767,349
Net gain (loss)	73,002,300
Net increase (decrease) in net assets resulting from operations	$ 80,300,699

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income (loss)	$ 7,298,399	$ 15,629,333
Net realized gain (loss)	32,234,951	64,924,412
Change in net unrealized appreciation (depreciation)	40,767,349	15,579,209
Net increase (decrease) in net assets resulting from operations	80,300,699	96,132,954
Distributions to shareholders from: Net investment income: Class A	(1,159,348)	(3,223,651)
Class C	(201,025)	(568,795)
Class R6*	(40)	—
Class S	(4,929,767)	(11,550,249)
Realized gains: Class A	(1,471,004)	(6,323,649)
Class C	(635,154)	(2,218,247)
Class R6*	(77)	—
Class S	(5,134,275)	(20,679,968)
Total distributions	(13,530,690)	(44,564,559)
Fund share transactions: Proceeds from shares sold	114,911,770	114,650,050
Reinvestment of distributions	12,807,560	42,328,962
Payment for shares redeemed	(138,006,820)	(205,089,404)
Net increase (decrease) in net assets from Fund share transactions	(10,287,490)	(48,110,392)
Increase (decrease) in net assets	56,482,519	3,458,003
Net assets at beginning of period	895,428,084	891,970,081
Net assets at end of period (including undistributed net investment income of $1,021,346 and $13,127, respectively)	$ 951,910,603	$ 895,428,084

* For the period from March 31, 2017 (commencement of operations of Class R6) to June 30, 2017.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 26.69	$ 25.20	$ 25.99	$ 24.50	$ 18.89	$ 16.67
Income (loss) from investment operations: Net investment income[a]	.20	.42	.38	.36	.31	.32
Net realized and unrealized gain (loss)	2.20	2.39	(.17)	2.73	5.59	2.23
Total from investment operations	2.40	2.81	.21	3.09	5.90	2.55
Less distributions from: Net investment income	(.17)	(.42)	(.27)	(.38)	(.29)	(.31)
Net realized gains	(.22)	(.90)	(.73)	(1.22)	—	(.02)
Total distributions	(.39)	(1.32)	(1.00)	(1.60)	(.29)	(.33)
Net asset value, end of period	$ 28.70	$ 26.69	$ 25.20	$ 25.99	$ 24.50	$ 18.89
Total Return (%)[b]	9.00c**	11.18[c]	.82	12.91[c]	31.45	15.29[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	192	192	219	233	233	203
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.62*	.61	.64	.65	.67	.68
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.60*	.61	.64	.65	.67	.67
Ratio of net investment income (%)	1.44*	1.63	1.47	1.40	1.44	1.73

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 26.64	$ 25.15	$ 25.95	$ 24.47	$ 18.86	$ 16.64
Income (loss) from investment operations: Net investment income[a]	.10	.24	.21	.18	.17	.19
Net realized and unrealized gain (loss)	2.19	2.38	(.18)	2.73	5.59	2.23
Total from investment operations	2.29	2.62	.03	2.91	5.76	2.42
Less distributions from: Net investment income	(.07)	(.23)	(.10)	(.21)	(.15)	(.18)
Net realized gains	(.22)	(.90)	(.73)	(1.22)	—	(.02)
Total distributions	(.29)	(1.13)	(.83)	(1.43)	(.15)	(.20)
Net asset value, end of period	$ 28.64	$ 26.64	$ 25.15	$ 25.95	$ 24.47	$ 18.86
Total Return (%)[b]	8.60**	10.44	.10	12.13	30.61	14.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	69	58	51	44	25
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.31*	1.31	1.32	1.33	1.34	1.35
Ratio of net investment income (%)	.73*	.93	.79	.72	.78	1.06
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class R6	Period Ended 6/30/17 (Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$ 28.24
Income (loss) from investment operations: Net investment income[b]	.13
Net realized and unrealized gain (loss)	.71
Total from investment operations	.84
Less distributions from: Net investment income	(.11)
Net realized gains	(.22)
Total distributions	(.33)
Net asset value, end of period	$ 28.75
Total Return (%)[c]	2.95**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	18
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.42*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.35*
Ratio of net investment income (%)	1.71*

[a] For the period from March 31, 2017 (commencement of operations) to June 30, 2017.

[b] Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 26.75	$ 25.25	$ 26.05	$ 24.56	$ 18.93	$ 16.70
Income (loss) from investment operations: Net investment income[a]	.24	.49	.46	.44	.38	.36
Net realized and unrealized gain (loss)	2.20	2.40	(.18)	2.73	5.61	2.25
Total from investment operations	2.44	2.89	.28	3.17	5.99	2.61
Less distributions from: Net investment income	(.21)	(.49)	(.35)	(.46)	(.36)	(.36)
Net realized gains	(.22)	(.90)	(.73)	(1.22)	—	(.02)
Total distributions	(.43)	(1.39)	(1.08)	(1.68)	(.36)	(.38)
Net asset value, end of period	$ 28.76	$ 26.75	$ 25.25	$ 26.05	$ 24.56	$ 18.93
Total Return (%)	9.13**	11.52	1.09	13.25	31.89	15.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	676	635	615	651	602	485
Ratio of expenses including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.33*	.33	.34	.34	.36	.38
Ratio of net investment income (%)	1.71*	1.90	1.76	1.70	1.76	1.97
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche S&P 500 Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (the "Portfolio"), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2017, the Fund owned approximately 56% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Class R6 shares commenced operations on March 31, 2017. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2017 through April 30, 2018 and for the period from March 31, 2017 (commencement of operations) through April 30, 2018 for Class R6 shares, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.60%
Class C	1.35%
Class R6	.35%
Class S	.35%

For the six months ended June 30, 2017 and for the period from March 31, 2017 (commencement of operations) to June 30, 2017 for Class R6 shares, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 23,306
Class R6	2
$ 23,308

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $464,509, of which $78,749 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017 and for the period from March 31, 2017 (commencement of operations) to June 30, 2017 for Class R6 shares, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 66,174	$ 32,829
Class C	3,463	1,740
Class R6	5	5
Class S	199,102	103,841
	$ 268,744	$ 138,415

Distribution and Service Agreement. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2017
Class C	$ 289,882	$ 51,460

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2017	Annualized Rate
Class A	$ 233,001	$ 115,484.24%
Class C	96,589	50,248.25%
	$ 329,590	$ 165,732

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2017 aggregated $9,058.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2017, the CDSC for Class C shares aggregated $8,016. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2017, DDI received $1,634 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,504, of which $8,310 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,943,790	$ 54,711,499	1,987,537	$ 50,333,325
Class C	583,147	16,365,559	796,400	20,446,892
Class R6*	605	17,200	—	—
Class S	1,553,693	43,817,512	1,700,968	43,869,833
		$ 114,911,770		$ 114,650,050
Shares issued to shareholders in reinvestment of distributions
Class A	85,959	$ 2,464,400	341,886	$ 9,127,030
Class C	28,131	807,656	99,881	2,674,505
Class R6*	4	117	—	—
Class S	332,144	9,535,387	1,141,345	30,527,427
		$ 12,807,560		$ 42,328,962
Shares redeemed
Class A	(2,509,730)	$ (70,728,426)	(3,837,042)	$ (99,669,463)
Class B	—	—	(6,697)**	(155,375)**
Class C	(282,393)	(7,927,210)	(617,791)	(15,691,553)
Class S	(2,105,493)	(59,351,184)	(3,461,956)	(89,573,013)
		$ (138,006,820)		$ (205,089,404)
Net increase (decrease)
Class A	(479,981)	$ (13,552,527)	(1,507,619)	$ (40,209,108)
Class B	—	—	(6,697)**	(155,375)**
Class C	328,885	9,246,005	278,490	7,429,844
Class R6*	609	17,317	—	—
Class S	(219,656)	(5,998,285)	(619,643)	(15,175,753)
		$ (10,287,490)		$ (48,110,392)

* For the period from March 31, 2017 (commencement of operations of Class R6) to June 30, 2017.

** For the period from January 1, 2016 to February 10, 2016 (see Note A).

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A and Class R6 shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017 (Unaudited)
Actual Fund Return*	Class A	Class C	Class R6**	Class S
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,090.00	$ 1,086.00	$ 1,029.50	$ 1,091.30
Expenses Paid per $1,000***	$ 3.11	$ 6.78	$ .90	$ 1.71
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,021.82	$ 1,018.30	$ 1,023.06	$ 1,023.16
Expenses Paid per $1,000***	$ 3.01	$ 6.56	$ 1.76	$ 1.66

* Expenses include amounts allocated proportionally from the master portfolio.

** For the period from March 31, 2017 (commencement of operations of Class R6) to June 30, 2017.

*** Expenses (hypothetical expenses if Class R6 had been existence since January 1, 2017) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
Deutsche S&P 500 Index Fund	.60%	1.31%	.35%	.33%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Deutsche Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 12.2%
Auto Components 0.2%
BorgWarner, Inc.	16,097	681,869
Delphi Automotive PLC	22,152	1,941,623
Goodyear Tire & Rubber Co.	20,417	713,778
		3,337,270
Automobiles 0.5%
Ford Motor Co.	320,989	3,591,867
General Motors Co.	112,960	3,945,693
Harley-Davidson, Inc.	14,280	771,405
		8,308,965
Distributors 0.1%
Genuine Parts Co.	12,132	1,125,364
LKQ Corp.*	24,949	822,070
		1,947,434
Diversified Consumer Services 0.0%
H&R Block, Inc.	16,751	517,773
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	34,377	2,254,100
Chipotle Mexican Grill, Inc.*	2,351	978,251
Darden Restaurants, Inc.	10,080	911,635
Hilton Worldwide Holdings, Inc.	16,832	1,041,059
Marriott International, Inc. "A"	25,505	2,558,407
McDonald's Corp.	66,855	10,239,512
Royal Caribbean Cruises Ltd.	13,742	1,501,039
Starbucks Corp.	118,840	6,929,560
Wyndham Worldwide Corp.	8,544	857,903
Wynn Resorts Ltd.	6,638	890,289
Yum! Brands, Inc.	27,178	2,004,649
		30,166,404
Household Durables 0.5%
D.R. Horton, Inc.	28,354	980,198
Garmin Ltd.	9,310	475,089
Leggett & Platt, Inc.	10,830	568,900
Lennar Corp. "A"	16,487	879,087
Mohawk Industries, Inc.*	5,162	1,247,604
Newell Brands, Inc.	39,673	2,127,266
PulteGroup, Inc.	23,649	580,110
Whirlpool Corp.	6,077	1,164,475
		8,022,729
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	32,548	31,506,464
Expedia, Inc.	10,057	1,497,990
Netflix, Inc.*	35,345	5,280,897
The Priceline Group, Inc.*	4,037	7,551,289
TripAdvisor, Inc.*	9,225	352,395
		46,189,035
Leisure Products 0.1%
Hasbro, Inc.	9,318	1,039,050
Mattel, Inc.	27,618	594,616
		1,633,666
Media 3.0%
CBS Corp. "B"	30,227	1,927,878
Charter Communications, Inc. "A"*	17,736	5,974,372
Comcast Corp. "A"	388,412	15,116,995
Discovery Communications, Inc. "A"*	12,467	322,023
Discovery Communications, Inc. "C"*	17,018	429,024
DISH Network Corp. "A"*	18,545	1,163,884
Interpublic Group of Companies, Inc.	32,937	810,250
News Corp. "A"	32,056	439,167
News Corp. "B"	9,976	141,160
Omnicom Group, Inc.	18,982	1,573,608
Scripps Networks Interactive "A"	7,696	525,714
Time Warner, Inc.	63,544	6,380,453
Twenty-First Century Fox, Inc. "A"	86,506	2,451,580
Twenty-First Century Fox, Inc. "B"	39,847	1,110,536
Viacom, Inc. "B"	29,183	979,673
Walt Disney Co.	119,368	12,682,850
		52,029,167
Multiline Retail 0.4%
Dollar General Corp.	20,553	1,481,666
Dollar Tree, Inc.*	19,412	1,357,287
Kohl's Corp.	14,342	554,605
Macy's, Inc.	24,611	571,960
Nordstrom, Inc. (a)	9,255	442,667
Target Corp.	45,388	2,373,338
		6,781,523
Specialty Retail 2.2%
Advance Auto Parts, Inc.	5,995	698,957
AutoNation, Inc.*	5,231	220,539
AutoZone, Inc.*	2,302	1,313,199
Bed Bath & Beyond, Inc.	12,240	372,096
Best Buy Co., Inc.	21,688	1,243,373
CarMax, Inc.*	15,214	959,395
Foot Locker, Inc.	10,757	530,105
Home Depot, Inc.	98,120	15,051,608
L Brands, Inc.	19,572	1,054,735
Lowe's Companies, Inc.	70,482	5,464,469
O'Reilly Automotive, Inc.*	7,440	1,627,426
Ross Stores, Inc.	32,139	1,855,384
Signet Jewelers Ltd. (a)	5,589	353,448
Staples, Inc.	52,966	533,368
The Gap, Inc.	17,877	393,115
Tiffany & Co.	8,942	839,386
TJX Companies, Inc.	52,962	3,822,267
Tractor Supply Co.	10,466	567,362
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,800	1,379,232
		38,279,464
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	22,864	1,082,382
Hanesbrands, Inc.	29,693	687,690
Michael Kors Holdings Ltd.*	12,449	451,276
NIKE, Inc. "B"	108,933	6,427,047
PVH Corp.	6,406	733,487
Ralph Lauren Corp.	4,534	334,609
Under Armour, Inc. "A"* (a)	14,811	322,287
Under Armour, Inc. "C"*	14,826	298,892
VF Corp.	26,579	1,530,951
		11,868,621
Consumer Staples 9.0%
Beverages 2.1%
Brown-Forman Corp. "B"	14,373	698,528
Coca-Cola Co.	315,318	14,142,012
Constellation Brands, Inc. "A"	14,058	2,723,456
Dr. Pepper Snapple Group, Inc.	15,033	1,369,657
Molson Coors Brewing Co. "B"	15,134	1,306,669
Monster Beverage Corp.*	33,063	1,642,570
PepsiCo, Inc.	117,324	13,549,749
		35,432,641
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	36,064	5,767,716
CVS Health Corp.	83,655	6,730,881
Kroger Co.	75,039	1,749,910
Sysco Corp.	40,440	2,035,345
Wal-Mart Stores, Inc.	121,187	9,171,432
Walgreens Boots Alliance, Inc.	70,046	5,485,302
Whole Foods Market, Inc.	25,897	1,090,523
		32,031,109
Food Products 1.4%
Archer-Daniels-Midland Co.	46,906	1,940,970
Campbell Soup Co.	15,726	820,111
Conagra Brands, Inc.	33,231	1,188,341
General Mills, Inc.	47,295	2,620,143
Hormel Foods Corp.	22,518	768,089
Kellogg Co.	20,772	1,442,823
Kraft Heinz Co.	48,930	4,190,365
McCormick & Co., Inc.	9,242	901,187
Mondelez International, Inc. "A"	124,491	5,376,766
The Hershey Co.	11,437	1,227,991
The JM Smucker Co.	9,530	1,127,685
Tyson Foods, Inc. "A"	23,589	1,477,379
		23,081,850
Household Products 1.7%
Church & Dwight Co., Inc.	20,299	1,053,112
Clorox Co.	10,535	1,403,683
Colgate-Palmolive Co.	72,552	5,378,280
Kimberly-Clark Corp.	29,232	3,774,144
Procter & Gamble Co.	209,714	18,276,575
		29,885,794
Personal Products 0.1%
Coty, Inc. "A"	39,292	737,118
Estee Lauder Companies, Inc. "A"	18,493	1,774,958
		2,512,076
Tobacco 1.8%
Altria Group, Inc.	158,185	11,780,037
Philip Morris International, Inc.	127,514	14,976,519
Reynolds American, Inc.	67,858	4,413,485
		31,170,041
Energy 6.0%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	34,933	1,904,198
Halliburton Co.	71,280	3,044,369
Helmerich & Payne, Inc.	8,793	477,812
National Oilwell Varco, Inc.	30,892	1,017,582
Schlumberger Ltd.	114,025	7,507,406
TechnipFMC PLC*	38,160	1,037,952
Transocean Ltd.*	33,063	272,108
		15,261,427
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	45,951	2,083,418
Apache Corp.	31,200	1,495,416
Cabot Oil & Gas Corp.	38,652	969,392
Chesapeake Energy Corp.* (a)	63,202	314,114
Chevron Corp.	155,583	16,231,974
Cimarex Energy Co.	7,732	726,885
Concho Resources, Inc.*	12,180	1,480,236
ConocoPhillips	101,475	4,460,841
Devon Energy Corp.	43,175	1,380,305
EOG Resources, Inc.	47,373	4,288,204
EQT Corp.	14,075	824,654
Exxon Mobil Corp.	347,591	28,061,022
Hess Corp.	22,507	987,382
Kinder Morgan, Inc.	157,628	3,020,153
Marathon Oil Corp.	69,129	819,179
Marathon Petroleum Corp.	42,570	2,227,688
Murphy Oil Corp.	13,714	351,490
Newfield Exploration Co.*	16,602	472,493
Noble Energy, Inc.	37,167	1,051,826
Occidental Petroleum Corp.	62,769	3,757,980
ONEOK, Inc.	31,170	1,625,827
Phillips 66	35,913	2,969,646
Pioneer Natural Resources Co.	13,960	2,227,737
Range Resources Corp.	15,157	351,188
Tesoro Corp.	12,397	1,160,359
Valero Energy Corp.	36,642	2,471,869
Williams Companies, Inc.	67,832	2,053,953
		87,865,231
Financials 14.5%
Banks 6.5%
Bank of America Corp.	816,437	19,806,761
BB&T Corp.	66,684	3,028,120
Citigroup, Inc.	225,881	15,106,921
Citizens Financial Group, Inc.	41,801	1,491,460
Comerica, Inc.	14,674	1,074,724
Fifth Third Bancorp.	61,655	1,600,564
Huntington Bancshares, Inc.	88,683	1,198,994
JPMorgan Chase & Co.	291,422	26,635,971
KeyCorp	90,231	1,690,929
M&T Bank Corp.	12,552	2,032,796
People's United Financial, Inc.	27,567	486,833
PNC Financial Services Group, Inc.	39,686	4,955,591
Regions Financial Corp.	98,859	1,447,296
SunTrust Banks, Inc.	39,824	2,258,817
U.S. Bancorp.	129,837	6,741,137
Wells Fargo & Co.	369,002	20,446,401
Zions Bancorp.	16,893	741,772
		110,745,087
Capital Markets 2.9%
Affiliated Managers Group, Inc.	4,591	761,463
Ameriprise Financial, Inc.	12,460	1,586,033
Bank of New York Mellon Corp.	85,564	4,365,475
BlackRock, Inc.	9,978	4,214,807
CBOE Holdings, Inc.	7,403	676,634
Charles Schwab Corp.	99,760	4,285,690
CME Group, Inc.	27,865	3,489,813
E*TRADE Financial Corp.*	22,228	845,331
Franklin Resources, Inc.	28,144	1,260,570
Intercontinental Exchange, Inc.	48,476	3,195,538
Invesco Ltd.	33,568	1,181,258
Moody's Corp.	13,628	1,658,255
Morgan Stanley	116,926	5,210,222
Nasdaq, Inc.	9,287	663,928
Northern Trust Corp.	17,651	1,715,854
Raymond James Financial, Inc.	10,641	853,621
S&P Global, Inc.	21,191	3,093,674
State Street Corp.	29,016	2,603,606
T. Rowe Price Group, Inc.	19,950	1,480,489
The Goldman Sachs Group, Inc.	30,050	6,668,095
		49,810,356
Consumer Finance 0.7%
American Express Co.	61,583	5,187,752
Capital One Financial Corp.	39,818	3,289,763
Discover Financial Services	31,342	1,949,159
Navient Corp.	22,926	381,718
Synchrony Financial	63,392	1,890,349
		12,698,741
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	155,713	26,373,111
Leucadia National Corp.	27,001	706,346
		27,079,457
Insurance 2.8%
Aflac, Inc.	32,465	2,521,881
Allstate Corp.	30,034	2,656,207
American International Group, Inc.	72,179	4,512,631
Aon PLC	21,586	2,869,859
Arthur J. Gallagher & Co.	14,916	853,941
Assurant, Inc.	4,511	467,746
Chubb Ltd.	38,398	5,582,301
Cincinnati Financial Corp.	12,159	880,920
Everest Re Group Ltd.	3,368	857,459
Hartford Financial Services Group, Inc.	30,102	1,582,462
Lincoln National Corp.	18,442	1,246,310
Loews Corp.	22,495	1,052,991
Marsh & McLennan Companies, Inc.	42,327	3,299,813
MetLife, Inc.	88,629	4,869,277
Principal Financial Group, Inc.	21,949	1,406,273
Progressive Corp.	47,871	2,110,632
Prudential Financial, Inc.	35,096	3,795,282
The Travelers Companies, Inc.	22,998	2,909,937
Torchmark Corp.	8,831	675,572
Unum Group	18,607	867,644
Willis Towers Watson PLC	10,446	1,519,475
XL Group Ltd.	21,529	942,970
		47,481,583
Health Care 14.4%
Biotechnology 2.9%
AbbVie, Inc.	130,433	9,457,697
Alexion Pharmaceuticals, Inc.*	18,443	2,243,960
Amgen, Inc.	60,445	10,410,442
Biogen, Inc.*	17,540	4,759,654
Celgene Corp.*	64,098	8,324,407
Gilead Sciences, Inc.	107,289	7,593,916
Incyte Corp.*	13,894	1,749,394
Regeneron Pharmaceuticals, Inc.*	6,249	3,069,134
Vertex Pharmaceuticals, Inc.*	20,405	2,629,592
		50,238,196
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	142,460	6,924,981
Align Technology, Inc.*	6,210	932,245
Baxter International, Inc.	39,954	2,418,815
Becton, Dickinson & Co.	18,682	3,645,045
Boston Scientific Corp.*	112,958	3,131,196
C.R. Bard, Inc.	5,919	1,871,055
Danaher Corp.	50,072	4,225,576
DENTSPLY SIRONA, Inc.	18,784	1,217,955
Edwards Lifesciences Corp.*	17,233	2,037,630
Hologic, Inc.*	22,749	1,032,350
IDEXX Laboratories, Inc.*	7,197	1,161,740
Intuitive Surgical, Inc.*	3,017	2,822,011
Medtronic PLC	112,310	9,967,512
Stryker Corp.	25,394	3,524,179
The Cooper Companies, Inc.	3,978	952,413
Varian Medical Systems, Inc.*	7,550	779,084
Zimmer Biomet Holdings, Inc.	16,518	2,120,911
		48,764,698
Health Care Providers & Services 2.8%
Aetna, Inc.	27,263	4,139,341
AmerisourceBergen Corp.	13,763	1,301,016
Anthem, Inc.	21,735	4,089,006
Cardinal Health, Inc.	25,930	2,020,466
Centene Corp.*	14,018	1,119,758
CIGNA Corp.	20,975	3,511,005
DaVita, Inc.*	12,631	817,984
Envision Healthcare Corp.*	9,490	594,738
Express Scripts Holding Co.*	48,762	3,112,966
HCA Healthcare, Inc.*	23,449	2,044,753
Henry Schein, Inc.*	6,461	1,182,492
Humana, Inc.	11,868	2,855,678
Laboratory Corp. of America Holdings*	8,370	1,290,152
McKesson Corp.	17,265	2,840,783
Patterson Companies, Inc.	6,861	322,124
Quest Diagnostics, Inc.	11,235	1,248,883
UnitedHealth Group, Inc.	79,115	14,669,503
Universal Health Services, Inc. "B"	7,248	884,836
		48,045,484
Health Care Technology 0.1%
Cerner Corp.*	24,097	1,601,727
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	26,416	1,566,733
Illumina, Inc.*	12,015	2,084,843
Mettler-Toledo International, Inc.*	2,116	1,245,350
PerkinElmer, Inc.	9,221	628,319
Thermo Fisher Scientific, Inc.	32,068	5,594,904
Waters Corp.*	6,531	1,200,659
		12,320,808
Pharmaceuticals 5.0%
Allergan PLC	27,518	6,689,351
Bristol-Myers Squibb Co.	135,225	7,534,737
Eli Lilly & Co.	79,697	6,559,063
Johnson & Johnson	221,022	29,239,000
Mallinckrodt PLC*	7,891	353,596
Merck & Co., Inc.	224,458	14,385,513
Mylan NV*	37,809	1,467,745
Perrigo Co. PLC	11,621	877,618
Pfizer, Inc.	489,925	16,456,581
Zoetis, Inc.	40,420	2,521,400
		86,084,604
Industrials 10.2%
Aerospace & Defense 2.3%
Arconic, Inc.	35,857	812,161
Boeing Co.	46,048	9,105,992
General Dynamics Corp.	23,249	4,605,627
L3 Technologies, Inc.	6,352	1,061,292
Lockheed Martin Corp.	20,400	5,663,244
Northrop Grumman Corp.	14,352	3,684,302
Raytheon Co.	23,918	3,862,279
Rockwell Collins, Inc.	13,324	1,400,086
Textron, Inc.	22,026	1,037,425
TransDigm Group, Inc.	4,047	1,088,117
United Technologies Corp.	61,114	7,462,630
		39,783,155
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	11,475	788,103
Expeditors International of Washington, Inc.	14,602	824,721
FedEx Corp.	20,176	4,384,850
United Parcel Service, Inc. "B"	56,597	6,259,062
		12,256,736
Airlines 0.6%
Alaska Air Group, Inc.	10,037	900,921
American Airlines Group, Inc.	40,462	2,036,048
Delta Air Lines, Inc.	60,555	3,254,226
Southwest Airlines Co.	49,616	3,083,138
United Continental Holdings, Inc.*	23,134	1,740,834
		11,015,167
Building Products 0.3%
Allegion PLC	7,896	640,524
Fortune Brands Home & Security, Inc.	12,789	834,354
Johnson Controls International PLC	77,213	3,347,956
Masco Corp.	26,049	995,332
		5,818,166
Commercial Services & Supplies 0.3%
Cintas Corp.	7,191	906,354
Republic Services, Inc.	18,862	1,202,075
Stericycle, Inc.*	6,883	525,310
Waste Management, Inc.	33,462	2,454,438
		5,088,177
Construction & Engineering 0.1%
Fluor Corp.	11,279	516,353
Jacobs Engineering Group, Inc.	9,792	532,587
Quanta Services, Inc.*	12,496	411,368
		1,460,308
Electrical Equipment 0.6%
Acuity Brands, Inc.	3,561	723,880
AMETEK, Inc.	18,693	1,132,235
Eaton Corp. PLC	36,651	2,852,547
Emerson Electric Co.	53,034	3,161,887
Rockwell Automation, Inc.	10,581	1,713,699
		9,584,248
Industrial Conglomerates 2.3%
3M Co.	49,048	10,211,303
General Electric Co.	714,616	19,301,778
Honeywell International, Inc.	62,518	8,333,024
Roper Technologies, Inc.	8,390	1,942,537
		39,788,642
Machinery 1.6%
Caterpillar, Inc.	48,427	5,203,965
Cummins, Inc.	12,754	2,068,954
Deere & Co.	24,068	2,974,564
Dover Corp.	12,672	1,016,548
Flowserve Corp.	10,887	505,483
Fortive Corp.	24,728	1,566,519
Illinois Tool Works, Inc.	25,441	3,644,423
Ingersoll-Rand PLC	21,037	1,922,571
PACCAR, Inc.	28,931	1,910,603
Parker-Hannifin Corp.	10,975	1,754,025
Pentair PLC	13,587	904,079
Snap-on, Inc.	4,712	744,496
Stanley Black & Decker, Inc.	12,560	1,767,569
Xylem, Inc.	14,964	829,455
		26,813,254
Professional Services 0.3%
Equifax, Inc.	9,835	1,351,526
IHS Markit Ltd.*	26,049	1,147,198
Nielsen Holdings PLC	27,470	1,061,990
Robert Half International, Inc.	10,362	496,651
Verisk Analytics, Inc.*	12,607	1,063,652
		5,121,017
Road & Rail 0.9%
CSX Corp.	75,563	4,122,717
J.B. Hunt Transport Services, Inc.	6,978	637,650
Kansas City Southern	8,659	906,164
Norfolk Southern Corp.	23,859	2,903,640
Union Pacific Corp.	66,261	7,216,486
		15,786,657
Trading Companies & Distributors 0.2%
Fastenal Co.	23,612	1,027,830
United Rentals, Inc.*	6,824	769,133
W.W. Grainger, Inc.	4,392	792,888
		2,589,851
Information Technology 22.2%
Communications Equipment 1.0%
Cisco Systems, Inc.	410,217	12,839,792
F5 Networks, Inc.*	5,410	687,395
Harris Corp.	9,932	1,083,383
Juniper Networks, Inc.	31,008	864,503
Motorola Solutions, Inc.	13,456	1,167,173
		16,642,246
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	24,985	1,844,393
Corning, Inc.	75,509	2,269,045
FLIR Systems, Inc.	11,031	382,335
TE Connectivity Ltd.	29,259	2,302,098
		6,797,871
Internet Software & Services 4.6%
Akamai Technologies, Inc.*	14,055	700,079
Alphabet, Inc. "A"*	24,420	22,702,786
Alphabet, Inc. "C"*	24,482	22,247,528
eBay, Inc.*	82,323	2,874,719
Facebook, Inc. "A"*	193,925	29,278,796
VeriSign, Inc.* (a)	7,234	672,473
		78,476,381
IT Services 3.8%
Accenture PLC "A"	50,883	6,293,209
Alliance Data Systems Corp.	4,575	1,174,357
Automatic Data Processing, Inc.	36,624	3,752,495
Cognizant Technology Solutions Corp. "A"	48,341	3,209,842
CSRA, Inc.	11,870	376,873
DXC Technology Co.	23,330	1,789,878
Fidelity National Information Services, Inc.	27,052	2,310,241
Fiserv, Inc.*	17,444	2,134,099
Gartner, Inc.*	7,512	927,807
Global Payments, Inc.	12,414	1,121,232
International Business Machines Corp.	70,146	10,790,559
Mastercard, Inc. "A"	76,912	9,340,962
Paychex, Inc.	26,270	1,495,814
PayPal Holdings, Inc.*	91,690	4,921,002
Total System Services, Inc.	13,785	802,976
Visa, Inc. "A"	151,411	14,199,324
Western Union Co.	39,011	743,160
		65,383,830
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	62,548	780,599
Analog Devices, Inc.	30,269	2,354,928
Applied Materials, Inc.	88,159	3,641,848
Broadcom Ltd.	32,921	7,672,239
Intel Corp.	386,337	13,035,010
KLA-Tencor Corp.	12,826	1,173,707
Lam Research Corp.	13,239	1,872,392
Microchip Technology, Inc.	18,826	1,452,991
Micron Technology, Inc.*	85,127	2,541,892
NVIDIA Corp.	48,820	7,057,419
Qorvo, Inc.*	10,611	671,889
QUALCOMM, Inc.	121,242	6,694,983
Skyworks Solutions, Inc.	15,203	1,458,728
Texas Instruments, Inc.	81,761	6,289,874
Xilinx, Inc.	20,356	1,309,298
		58,007,797
Software 4.9%
Activision Blizzard, Inc.	56,808	3,270,437
Adobe Systems, Inc.*	40,539	5,733,836
ANSYS, Inc.*	7,062	859,304
Autodesk, Inc.*	15,843	1,597,291
CA, Inc.	25,397	875,435
Citrix Systems, Inc.*	12,434	989,498
Electronic Arts, Inc.*	25,352	2,680,214
Intuit, Inc.	20,003	2,656,598
Microsoft Corp.	633,415	43,661,296
Oracle Corp.	246,567	12,362,869
Red Hat, Inc.*	14,609	1,398,812
salesforce.com, Inc.*	54,970	4,760,402
Symantec Corp.	50,000	1,412,500
Synopsys, Inc.*	12,228	891,788
		83,150,280
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	427,780	61,608,876
Hewlett Packard Enterprise Co.	136,821	2,269,861
HP, Inc.	137,636	2,405,877
NetApp, Inc.	22,607	905,410
Seagate Technology PLC	24,147	935,696
Western Digital Corp.	23,971	2,123,831
Xerox Corp.	17,306	497,201
		70,746,752
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	17,905	2,561,489
Albemarle Corp.	9,166	967,380
CF Industries Holdings, Inc.	19,504	545,332
Dow Chemical Co.	92,215	5,816,000
E.I. du Pont de Nemours & Co.	71,275	5,752,605
Eastman Chemical Co.	11,910	1,000,321
Ecolab, Inc.	21,355	2,834,876
FMC Corp.	10,860	793,323
International Flavors & Fragrances, Inc.	6,420	866,700
LyondellBasell Industries NV "A"	27,128	2,289,332
Monsanto Co.	35,971	4,257,528
PPG Industries, Inc.	21,146	2,325,214
Praxair, Inc.	23,427	3,105,249
The Mosaic Co.	29,251	667,800
The Sherwin-Williams Co.	6,667	2,339,850
		36,122,999
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,159	1,148,290
Vulcan Materials Co.	10,854	1,374,985
		2,523,275
Containers & Packaging 0.3%
Avery Dennison Corp.	7,207	636,883
Ball Corp.	28,498	1,202,901
International Paper Co.	33,828	1,915,003
Sealed Air Corp.	16,283	728,827
WestRock Co.	20,435	1,157,847
		5,641,461
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	109,073	1,309,967
Newmont Mining Corp.	43,651	1,413,856
Nucor Corp.	26,227	1,517,756
		4,241,579
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	7,484	901,597
American Tower Corp.	34,855	4,612,014
Apartment Investment & Management Co. "A"	12,735	547,223
AvalonBay Communities, Inc.	11,306	2,172,674
Boston Properties, Inc.	12,675	1,559,278
Crown Castle International Corp.	30,035	3,008,906
Digital Realty Trust, Inc.	13,090	1,478,515
Equinix, Inc.	6,386	2,740,616
Equity Residential	30,236	1,990,436
Essex Property Trust, Inc.	5,367	1,380,768
Extra Space Storage, Inc.	10,247	799,266
Federal Realty Investment Trust	5,866	741,404
GGP, Inc.	47,725	1,124,401
HCP, Inc.	38,358	1,225,922
Host Hotels & Resorts, Inc.	60,452	1,104,458
Iron Mountain, Inc.	20,490	704,036
Kimco Realty Corp.	34,437	631,919
Mid-America Apartment Communities, Inc.	9,237	973,395
Prologis, Inc.	43,563	2,554,534
Public Storage	12,275	2,559,706
Realty Income Corp.	22,242	1,227,314
Regency Centers Corp.	11,823	740,593
Simon Property Group, Inc.	25,639	4,147,365
SL Green Realty Corp.	8,416	890,413
The Macerich Co.	9,981	579,497
UDR, Inc.	22,283	868,368
Ventas, Inc.	29,183	2,027,635
Vornado Realty Trust	14,151	1,328,779
Welltower, Inc.	30,183	2,259,198
Weyerhaeuser Co.	61,612	2,064,002
		48,944,232
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	24,401	888,196
Telecommunication Services 2.1%
Diversified Telecommunication Services
AT&T, Inc.	504,697	19,042,218
CenturyLink, Inc. (a)	44,682	1,067,006
Level 3 Communications, Inc.*	23,998	1,423,081
Verizon Communications, Inc.	334,594	14,942,968
		36,475,273
Utilities 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	18,960	761,623
American Electric Power Co., Inc.	40,392	2,806,032
Duke Energy Corp.	57,505	4,806,843
Edison International	26,825	2,097,447
Entergy Corp.	14,641	1,123,990
Eversource Energy	26,049	1,581,435
Exelon Corp.	76,094	2,744,711
FirstEnergy Corp.	36,112	1,053,026
NextEra Energy, Inc.	38,346	5,373,425
PG&E Corp.	42,025	2,789,199
Pinnacle West Capital Corp.	9,016	767,802
PPL Corp.	55,899	2,161,055
Southern Co.	81,798	3,916,488
Xcel Energy, Inc.	41,774	1,916,591
		33,899,667
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	54,018	600,140
NRG Energy, Inc.	26,405	454,694
		1,054,834
Multi-Utilities 1.0%
Ameren Corp.	19,805	1,082,739
CenterPoint Energy, Inc.	35,120	961,586
CMS Energy Corp.	22,793	1,054,176
Consolidated Edison, Inc.	25,126	2,030,683
Dominion Energy, Inc.	51,526	3,948,438
DTE Energy Co.	14,753	1,560,720
NiSource, Inc.	26,346	668,135
Public Service Enterprise Group, Inc.	41,705	1,793,732
SCANA Corp.	11,929	799,362
Sempra Energy	20,579	2,320,282
WEC Energy Group, Inc.	25,921	1,591,031
		17,810,884
Water Utilities 0.1%
American Water Works Co., Inc.	14,588	1,137,135
Total Common Stocks (Cost $688,413,301)		1,704,243,031

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73%**, 8/17/2017 (b) (Cost $2,212,889)	2,215,000	2,212,497

	Shares	Value ($)

Securities Lending Collateral 0.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (c) (d) (Cost $3,208,715)	3,208,715	3,208,715

Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.03% (c) (Cost $5,082,088)	5,082,088	5,082,088

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $698,916,993)†	100.1	1,714,746,331
Other Assets and Liabilities, Net	(0.1)	(2,398,105)
Net Assets	100.0	1,712,348,226

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $753,248,434. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $961,497,897. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,032,986,783 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $71,488,886.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $3,126,906, which is 0.2% of net assets.

(b) At June 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

At June 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	9/15/2017	35	4,236,575	(17,222)

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 1,704,243,031	$ —	$ —	$ 1,704,243,031
Government & Agency Obligation	—	2,212,497	—	2,212,497
Short-Term Investments (e)	8,290,803	—	—	8,290,803
Total	$ 1,712,533,834	$ 2,212,497	$ —	$ 1,714,746,331
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f)
Futures Contracts	$ (17,222)	$ —	$ —	$ (17,222)
Total	$ (17,222)	$ —	$ —	$ (17,222)

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $690,626,190) — including $3,126,906 of securities loaned	$ 1,706,455,528
Investment in Deutsche Government & Agency Securities Portfolio (cost $3,208,715)*	3,208,715
Investment in Deutsche Central Cash Management Government Fund (cost $5,082,088)	5,082,088
Total investments in securities, at value (cost $698,916,993)	1,714,746,331
Cash	9,572
Dividends receivable	1,694,925
Interest receivable	10,549
Receivable for variation margin on futures contracts	1,791
Other assets	12,051
Total assets	1,716,475,219
Liabilities
Payable upon return of securities loaned	3,208,715
Payable for investments purchased	731,526
Accrued management fee	71,108
Accrued Trustees' fees	3,997
Other accrued expenses and payables	111,647
Total liabilities	4,126,993
Net assets, at value	$ 1,712,348,226

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $61,156)	$ 17,438,378
Interest	5,435
Income distributions — Deutsche Central Cash Management Government Fund	69,315
Securities lending income, net of borrower rebates	9,770
Total income	17,522,898
Expenses: Management fee	429,208
Administration fee	257,525
Custodian fee	14,445
Professional fees	65,310
Reports to shareholders	3,664
Trustees' fees and expenses	53,390
Other	48,950
Total expenses	872,492
Net investment income (loss)	16,650,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	57,568,669
Futures	1,939,855
59,508,524
Change in net unrealized appreciation (depreciation) on: Investments	76,284,233
Futures	170,081
76,454,314
Net gain (loss)	135,962,838
Net increase (decrease) in net assets resulting from operations	$ 152,613,244

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets
Operations: Net investment income (loss)	$ 16,650,406	$ 36,714,239
Net realized gain (loss)	59,508,524	125,269,066
Change in net unrealized appreciation (depreciation)	76,454,314	31,229,282
Net increase (decrease) in net assets resulting from operations	152,613,244	193,212,587
Capital transactions in shares of beneficial interest: Proceeds from capital invested	91,170,570	73,617,486
Value of capital withdrawn	(219,989,905)	(343,640,856)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(128,819,335)	(270,023,370)
Increase (decrease) in net assets	23,793,909	(76,810,783)
Net assets at beginning of period	1,688,554,317	1,765,365,100
Net assets at end of period	$ 1,712,348,226	$ 1,688,554,317

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/17 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,712	1,689	1,765	1,904	2,018	2,100
Ratio of expenses (%)	.10*	.10	.10	.10	.10	.09
Ratio of net investment income (%)	1.94*	2.14	2.00	1.95	2.01	2.24
Portfolio turnover rate (%)	5**	3	3	2	3[b]	4
Total investment return (%)[a]	9.23**	11.75	1.33	13.50	32.14	15.87

[a] Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.

[b] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2017, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 56% and 44%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Portfolio invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Portfolio invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2017, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2017, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2017 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,237,000 to $28,623,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2017 presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (17,222)
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$ 1,939,855
The above derivative is located in the following Statement of Operations account: (b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$ 170,081
The above derivative is located in the following Statement of Operations account: (c) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $76,905,371 and $160,417,137, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursments) of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $257,525, of which $42,665 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2017, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $1,673, of which $1,189 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio's assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2017.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche S&P 500 Index Fund (the "Fund"), a series of Deutsche Institutional Funds, invests substantially all of its assets in Deutsche Equity 500 Index Portfolio (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and Northern Trust Investments, Inc. ("NTI"), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement" and together with the Portfolio Agreement and the Sub-Advisory Agreement, the "Agreements") in September 2016. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board" or "Trustees."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche S&P 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017